Share Capital (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of classes of share capital [abstract]
Schedule of Composed of Shares

Composed of shares of NIS 0.01 par value, as follows:

	Number of shares
	December 31
	2019	2018
Authorized:
Ordinary Shares	70,000,000	70,000,000

Issued:
Ordinary Shares (1)	35,882,928	35,881,128

(1)	The Ordinary Shares confer upon their holders the following rights: (i) the right to vote in any general meeting of the Company; (ii) the right to receive dividends; and (iii) the right to receive upon liquidation of the Company a sum equal to the nominal value of the share, and if a surplus remains, to receive such surplus.

Schedule of Stock Option Activity

Options and Restricted Stock Units (“RSUs”) granted in 2017:

	Number of options granted according to option plan of the Company			Exercise price per Ordinary	The fair value of options on date
Date of grant	Other than directors	To directors	Total	Share ($)	of grant (in thousands)
1) February 2017	-	20,000	20,000	$5.22	$100
2) March 2017	10,000	-	10,000	$5.43	$30
3) March 2017	-	65,000	65,000	$5.71	$337
4) June 2017	100,000	-	100,000	$5.39	$437
5) June 2017	36,000	-	36,000	$	$175
6) October 2017	700,000	-	700,000	$5.99	$4,113
7) October 2017	140,000	-	140,000	$	$903

1)	20,000 options were allocated to two independent directors of the Company:

a.	The options will vest over 3 years from the date of grant; 1/12 of the options at the end of each quarter in the course of the 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.22, fair value of these options was estimated at $100 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.41% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

2)	10,000 options were allocated to a Consultant:

a.	The options will vest over 3 years.

b.	Company management estimates the fair value of the options granted to consultants based on the value of services received over the vesting period of the applicable options. The value of such services is estimated based on the additional cash compensation the Company would need to pay if such options were not granted. The fair value of these options on the date of grant was approximately $30 thousand.

3)	65,000 options were allocated to four independent directors of the Company:

a.	The options will vest by 4 years with 50% on the second year anniversary; the remaining 50% at 1/8 of the options at the end of each quarter over the course of the last 2 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.71, fair value of these options was estimated at $337 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.44% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

4)	100,000 options was allocated to an officer of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.39, fair value of these options was estimated at $437 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.15% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

5)	36,000 restricted stock units (“RSUs”) were allocated to an officer of the Company:

a.	The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.

b.	The fair value of these RSUs on the date of grant was approximately $175 thousand, using the quoted closing market share price of $4.85 on the Nasdaq Global Market.

6)	700,000 options were allocated to employees and officers of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $5.99, fair value of these options was estimated at $4,113 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.41% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

7)	140,000 RSUs were allocated to officers of the Company:

a.	The RSUs vesting period is dependent on the achievement of certain clinical performance milestones.

b.	The fair value of these RSUs on the date of grant was approximately $903 thousand, using the quoted closing market share price of $6.45 on the Nasdaq Global Market.

Options granted in 2018:

	Number of options granted according to option plan of the Company			Exercise price per Ordinary	The fair value of options on date
Date of grant	Other than directors	To directors	Total	Share ($)	of grant (in thousands)
1) January 2018	-	128,000	128,000	$6.9	$838,470
2) June 2018	50,000	-	50,000	$2.22	$119,264
3) September 2018	-	30,000	30,000	$1.78	$45,574
4) December 2018	935,000	370,000	1,305,000	$1.22	$1,299,867

1)	128,000 options were allocated to independent directors of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $6.90, fair value of these options was estimated at $838 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.46% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

2)	50,000 options were allocated to officer of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $2.22, fair value of these options was estimated at $119 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.93% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.
3)	30,000 options were allocated to independent directors of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $1.78, fair value of these options was estimated at $46 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 97.0%; risk-free interest rate: 2.85% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

4)	1,305,000 options were allocated to employees, officers and independent directors of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $1.22, fair value of these options was estimated at $1,300 thousand with expected combined volatility based on weighted average of the stock price volatility of the Company since October 1st, 2014 (IPO date) and the remaining years on the stock price volatility of similar companies in the healthcare sector: 100.0%; risk-free interest rate: 2.86% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

Options granted in 2019:

	Number of options granted according to option plan of the Company			Exercise price per Ordinary	The fair value of options on date
Date of grant	Other than directors	To directors	Total	Share ($)	of grant (in thousands)
1) December 2019	1,006,000	340,000	1,346,000	$1.22	$1,410,901

1)	1,346,000 options were allocated to employees, officers and independent directors of the Company:

a.	The options will vest by 4 years with 25% on the first year anniversary; the remaining 75% at 1/12 of the options at the end of each quarter over the course of the last 3 years.

b.	The fair value of the options on the date of grant was computed using the Black-Scholes model. The underlying data used for computing the fair value of the options are mainly as follows: an exercise price equal to $1.22, fair value of these options was estimated at $1,411 thousand with expected volatility 100.0%; risk-free interest rate: 1.91% (the risk-free interest rate is determined based on rates of return on maturity of unlinked treasury bonds with time to maturity that equals the average life of the options); expected dividend: zero; and the expected term; 11 years.

Schedule of Changes in the Number of Options and RSUs and Weighted Average Exercise Prices

Changes in the number of options and RSUs and weighted average exercise prices are as follows:

	Year ended December 31
	2019		2018		2017
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding at beginning of year	5,056,914	$3.36	4,036,095	$3.88	3,241,535	$3.41
Granted	1,346,000	1.22	1,513,000	1.74	1,071,000	4.91
Exercised	-	-	(97,042)	0.33	(252,343)	1.91
Forfeited	(29,583)	3.30	(395,140)	3.31	(24,097)	4.18

Outstanding at end of year (1)	6,373,331	$2.91	5,056,914	$3.36	4,036,095	$3.88

Exercisable at end of year	3,294,647	$3.73	2,478,796	$3.70	1,844,283	$2.97

(1)	Out of which number of RSUs 102,334, 114,668 and 334,087 for the years ended December 31, 2019, 2018 and 2017, respectively.

Schedule of Options Exercise Price and Contractual Life

The following is information about exercise price and remaining contractual life of outstanding options and RSUs at year-end:

December 31, 2019			December 31, 2018			December 31, 2017
Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise Price	Weighted average of remaining contractual life	Number of options outstanding at end of year	Exercise price	Weighted average of remaining contractual life

509,176	$0.002	10.88	521,509	$0.002	11.34	758,928	$0.002	8.29
72,990	$1.21	4.72	72,990	$1.21	5.72	98,657	$1.21	6.78
3,244,969	$1.22-$2.47	30.38	1,898,969	$1.22-$2.47	15.54	513,969	$2.47	10.45
559,871	$3.30 - $3.48	12.96	559,871	$3.30 - $3.48	13.96	584,871	$3.30 - $ 3.48	14.96
60,000	$6.03	15.13	60,000	$6.03	16.13	60,000	$6.03	17.13
116,000	6.9	18.02	116,000	$6.9	19.2

372,470	$7.52	15.88	372,470	$7.52	16.88	409,670	$7.52	17.88
1,437,855	$5.08 - $ 5.99	17.36	1,455,105	$5.08 - $ 5.99	18.38	1,610,000	$5.08-$5.99	19.38

6,373,331			5,056,914			4,036,095

Schedule of Share Based Compensation

Expenses for share based compensation recognized in statements of loss and comprehensive loss were as follows:

	Year ended December 31
	2019	2018	2017
	U.S. dollars in thousands
Research and development expenses	$1,236	$2,255	$2,027
Administrative and general expenses	1,015	1,541	1,977
Marketing expenses	-	71	148

	$2,251	$3,867	$4,152